Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Line Items]
Advance from educational content service and other services	¥ 3,862,705	¥ 6,064,243
Total	3,866,125	6,070,210
Subscription service [Member]
Schedule of Contract Liabilities [Line Items]
Advance from educational content service and other services	3,862,705	6,064,243
Advance from IT related solution services [Member]
Schedule of Contract Liabilities [Line Items]
Advance from IT related solution services	¥ 3,420	¥ 5,967